CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Jan. 31, 2018
Debt Disclosure [Abstract]
Debt Discount
Debt Discount
Beginning Balance 1.31.17	-
Debt discount	225,000
Amortization of debt discount	(112,500)
Ending balance 1.31.18	112,500

Derivative Liability
Derivative Liability
Beginning Balance 1.31.17	-
Initial derivative liability	82,518
Initial derivative - Warrants	117,482
Change in fair value	(45,166)
Change in fair value - Warrant	(69,274)
Ending derivative liability 1.31.18	85,560